Nature of the Business and Basis of Presentation - Proposed Merger and Subscription Agreement (Details) - Evolv Technologies Holdings Inc [Member] $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange Ratio	0.378
Subscription Agreements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares agreed to sell | shares	30,000,000
Purchase price of share | $ / shares	$ 10.00
Aggregate purchase price | $	$ 300.0